SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
	Year ended December 31, 2015
	Amount	Weighted average exercise price	Weighted average remaining contractual term (years)

Outstanding at the beginning of the year	112,000	$8.65	3.01
Granted	-
Forfeited	-

Outstanding at the end of the year	112,000	$8.65	2.01

Exercisable options at the end of the year	112,000	$8.65	2.01

Options vested and expected to vest at end of year	112,000	$8.65	2.01

Schedule of Nonvested Shares Activity
Non-vested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2015	10,000	$5.76

Granted	8,000	$7.32
Exercised	(6,000)	$5.76

Non-vested at December 31, 2015	12,000	$6.8

Schedule of Equity-based Compensation Expense
	Year ended December 31,
	2015	2014	2013

General and administrative	$98	$97	$118